Taxation (Details) - Schedule of tax credit - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Tax Credit Abstract
Loss before tax from continuing operations	£ (525,474)	£ (531,454)	£ (99,847)
Loss before tax from discontinued operations	(188,422)	(17,759)	(3,809)
Current corporation tax rate of 19%	(99,840)	(98,727)	(18,971)
Impact of difference in overseas tax rates	(17)
Expenses not deductible for tax purposes	977	55,356	1,238
Adjustment in respect of previous periods		381
Impact of rate change	(1,355)	1,402
Deferred tax asset not recognized	35,867	64,336	17,733
Impact of share scheme	9,089
Impairment of goodwill	47,927
Utilization of deferred tax previously unrecognized		(23,862)
Difference between corporation tax and deferred tax rate		(423)
Benefit of tax incentives		(625)
Research and development claim – prior year			(969)
Tax credit	£ (7,352)	£ (2,162)	£ (969)